S000033621 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	172 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI AC Europe Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.83%	5.15%	7.27%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
C000103324 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.71%	0.90%	7.32%
Performance Inception Date	[1]				Aug. 19, 2011
C000103324 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.01%	0.00%	6.80%
Performance Inception Date	[1]				Aug. 19, 2011
C000103324 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.44%	0.76%	6.01%
Performance Inception Date	[1]				Aug. 19, 2011
C000103327 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.20%	2.35%	8.23%
Performance Inception Date	[1]				Aug. 19, 2011

[1]	Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.